Schedule of stock warrants (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants | shares	272,000
Weighted Average Exercise Price Per Share | $ / shares	$ 2.00
Number of Warrants | shares	272,000
Weighted Average Exercise Price Per Share | $ / shares	$ 2.00
Weighted Average Remaining Contractual Life (Years)	2 years 10 months 25 days
[custom:SharotebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndExpectedToVestOutstandingWeightedAverageRemainingContractualTerm1]	2 years 10 months 25 days
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Warrants | shares	272,000
Weighted Average Exercise Price Per Share | $ / shares	$ 2.00
Weighted Average Remaining Contractual Life (Years)	2 years 10 months 25 days
Number of Warrants | shares	272,000
Weighted Average Exercise Price Per Share | $ / shares	$ 2.00
Weighted Average Remaining Contractual Life (Years)	2 years 10 months 25 days